Financial assets at amortized cost and other positions in scope of expected credit loss measurement - Coverage ratios (Narrative) (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	0.27%	0.22%
Increase decrease in ECL coverage	0.05%
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	0.10%	0.11%
Increase decrease in ECL coverage	(0.01%)
Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	22.00%
Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	21.00%
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	0.06%	0.07%
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	1.42%	1.14%
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	22.23%	21.40%
Increase decrease in ECL coverage	1.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	21.31%	7.06%